HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Accounts receivable and other	$ 19,543	$ 18,928
Investment properties	101,010	96,782
Property, plant and equipment	98,086	100,009
Equity accounted investments	43,315	41,327
Deferred income tax assets	3,415	3,338
Assets classified as held for sale	3,215	5,917
Liabilities
Accounts payable and other	50,330	50,682
Non-recourse borrowings of managed entities	143,126	139,324
Deferred income tax liabilities	15,914	15,913
Liabilities associated with assets classified as held for sale	1,287	2,359
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	33
Accounts receivable and other	102
Investment properties	950
Property, plant and equipment	1,886
Equity accounted investments	196
Other long-term assets	48
Assets classified as held for sale	3,215	5,917
Liabilities
Accounts payable and other	196
Non-recourse borrowings of managed entities	908
Deferred income tax liabilities	183
Liabilities associated with assets classified as held for sale	1,287
Real Estate
Assets
Property, plant and equipment	11,139	8,432
Equity accounted investments	22,019	21,024
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	4
Accounts receivable and other	8
Investment properties	950
Property, plant and equipment	0
Equity accounted investments	196
Other long-term assets	0
Assets classified as held for sale	1,158
Liabilities
Accounts payable and other	4
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	4
Infrastructure
Assets
Property, plant and equipment	28,262	32,167
Equity accounted investments	10,171	10,530
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	6
Accounts receivable and other	45
Investment properties	0
Property, plant and equipment	1,058
Equity accounted investments	0
Other long-term assets	47
Assets classified as held for sale	1,156
Liabilities
Accounts payable and other	132
Non-recourse borrowings of managed entities	544
Deferred income tax liabilities	183
Liabilities associated with assets classified as held for sale	859
Renewable Power and Other | Assets and liabilities classified as held for sale
Liabilities
Liabilities associated with assets classified as held for sale	424
Private Equity
Assets
Equity accounted investments	3,012	2,623
Renewable Power
Assets
Property, plant and equipment	45,271	45,206
Equity accounted investments	1,612	$ 1,444
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	23
Accounts receivable and other	49
Investment properties	0
Property, plant and equipment	828
Equity accounted investments	0
Other long-term assets	1
Assets classified as held for sale	901
Liabilities
Accounts payable and other	60
Non-recourse borrowings of managed entities	364
Deferred income tax liabilities	$ 0